Operating Segments (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
OPERATING COSTS AND EXPENSES	R$ (18,867,990)	R$ (18,092,563)	R$ (17,254,583)
Financial income	1,184,779	1,069,116	956,413
Income tax and social contribution	(599,435)	(354,057)	281,099
NET INCOME	2,799,370	2,327,168	1,149,321
Elimination of intersegment amounts [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET OPERATING REVENUES	(2,577,379)	(2,940,384)	(3,459,469)
Revenue from sale of goods, related party transactions	0	0	0
Net operating revenue - between segments	(2,577,379)	(2,940,384)	(3,459,469)
OPERATING COSTS AND EXPENSES	2,577,373	2,940,384	3,459,469
Energy purchased for resale	2,104,284	2,492,703	3,059,851
Charges for use of the main transmission grid	471,664	442,919	392,098
Personnel and management	0	0	0
Pension and healthcare plans	0	0	0
Materials and supplies	0	0	0
Raw materials and supplies for generation	772	1,301	2,870
Natural gas and supplies for gas business	0	0	0
Third party services	2,926	3,337	6,627
Depreciation and amortization	0	0	0
Provision (reversal) for litigations	(6)	0	0
Impairment of assets	0	0	0
Other estimated losses, provisions and reversals	0	0	0
Construction cost	0	0	0
Hydrological risk renegotiation (GSF)
Other operating costs and expenses, net	(2,267)	124	(1,977)
Share of profit (loss) of associates and joint ventures accounted for using equity method	0	0	0
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	(6)	0	0
Financial income	(6,967)	(23,343)	(6,777)
Financial expenses	6,967	23,343	6,777
PIS and Cofins credits			0
OPERATING PROFIT (LOSS)	(6)	0	0
Income tax and social contribution	(4,036)	0	0
NET INCOME(LOSS) FROM CONTINUING OPERATIONS	4,030	0	0
Net income from discontinued operations	0	0	0
NET INCOME	4,030	0	0
Total [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET OPERATING REVENUES	22,651,036	21,479,468	20,535,341
Revenue from sale of goods, related party transactions	22,651,036	21,479,468	20,535,341
Net operating revenue - between segments	0	0	0
OPERATING COSTS AND EXPENSES	(18,867,990)	(18,092,563)	(18,065,146)
Energy purchased for resale	(8,924,895)	(7,716,190)	(8,096,910)
Charges for use of the main transmission grid	(2,865,490)	(2,896,710)	(2,487,997)
Personnel and management	(1,081,797)	(1,878,332)	(977,904)
Pension and healthcare plans	(259,352)	(260,159)	(260,197)
Materials and supplies	(86,882)	(102,667)	(90,541)
Raw materials and supplies for generation	(936)	(17,654)	(9,349)
Natural gas and supplies for gas business	0	0	0
Third party services	(1,074,308)	(996,312)	(754,551)
Depreciation and amortization	(1,465,478)	(1,382,040)	(1,233,097)
Provision (reversal) for litigations	(222,251)	(157,668)	(623,742)
Impairment of assets	(24,165)	(177,693)	(25,374)
Other estimated losses, provisions and reversals	(98,686)	(112,260)	(119,163)
Construction cost	(2,522,908)	(2,319,720)	(2,137,188)
Hydrological risk renegotiation (GSF)			(810,563)
Other operating costs and expenses, net	(240,842)	(430,544)	(489,318)
Share of profit (loss) of associates and joint ventures accounted for using equity method	281,202	307,809	478,577
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	4,064,248	3,694,714	2,948,772
Financial income	1,184,779	1,069,116	956,413
Financial expenses	(2,341,793)	(2,274,106)	(1,950,927)
PIS and Cofins credits			1,011,370
OPERATING PROFIT (LOSS)	2,907,234	2,489,724	942,888
Income tax and social contribution	(599,435)	(354,057)	281,099
NET INCOME(LOSS) FROM CONTINUING OPERATIONS	2,307,799	2,135,667	1,223,987
Net income from discontinued operations	491,571	191,501	(74,666)
NET INCOME	2,799,370	2,327,168
Electricity Get GER [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET OPERATING REVENUES	3,477,696	4,179,457	4,099,740
Revenue from sale of goods, related party transactions	1,473,628	1,764,212	1,369,563
Net operating revenue - between segments	2,004,068	2,415,245	2,730,177
OPERATING COSTS AND EXPENSES	(2,348,476)	(2,372,792)	(2,766,048)
Energy purchased for resale	(195,695)	(214,198)	(386,210)
Charges for use of the main transmission grid	(625,586)	(658,229)	(599,422)
Personnel and management	(218,436)	(368,744)	(207,684)
Pension and healthcare plans	(46,764)	(49,626)	(48,973)
Materials and supplies	(15,620)	(20,937)	(13,227)
Raw materials and supplies for generation	(1,880)	(19,113)	(123,279)
Natural gas and supplies for gas business	0	0	0
Third party services	(249,558)	(242,712)	(207,239)
Depreciation and amortization	(821,258)	(843,480)	(783,828)
Provision (reversal) for litigations	(24,462)	(8,204)	(17,503)
Impairment of assets	24,165	(285,825)	82,758
Other estimated losses, provisions and reversals	(13,172)	(7,109)	(992)
Construction cost	0	0	0
Hydrological risk renegotiation (GSF)			0
Other operating costs and expenses, net	(111,880)	(226,265)	(294,933)
Share of profit (loss) of associates and joint ventures accounted for using equity method	14,431	16,651	20,370
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	1,143,651	1,823,316	1,354,062
Financial income	294,113	333,990	210,356
Financial expenses	(778,328)	(791,547)	(669,382)
PIS and Cofins credits			0
OPERATING PROFIT (LOSS)	659,436	1,365,759	895,036
Income tax and social contribution	197,338	228,373	241,816
NET INCOME(LOSS) FROM CONTINUING OPERATIONS	462,098	1,137,386	653,220
Net income from discontinued operations	12,004	0	0
NET INCOME	474,102	1,137,386	653,220
Electricity Get TRA [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET OPERATING REVENUES	1,144,481	1,096,351	1,140,734
Revenue from sale of goods, related party transactions	708,119	687,829	781,448
Net operating revenue - between segments	436,362	408,522	359,286
OPERATING COSTS AND EXPENSES	(294,553)	(474,506)	(303,450)
Energy purchased for resale	0	(14,741)	0
Charges for use of the main transmission grid	0	0	0
Personnel and management	(141,042)	(247,393)	(123,528)
Pension and healthcare plans	(32,041)	(33,003)	(30,948)
Materials and supplies	(5,711)	(5,583)	(5,297)
Raw materials and supplies for generation	0	0	0
Natural gas and supplies for gas business	0	0	0
Third party services	(55,001)	(50,019)	(37,041)
Depreciation and amortization	(17,069)	(16,207)	(13,692)
Provision (reversal) for litigations	(9,334)	(12,777)	(951)
Impairment of assets	0	0	0
Other estimated losses, provisions and reversals	(9,007)	(2,334)	3,065
Construction cost	(95,610)	(85,181)	(89,166)
Hydrological risk renegotiation (GSF)			0
Other operating costs and expenses, net	70,262	(7,268)	(5,892)
Share of profit (loss) of associates and joint ventures accounted for using equity method	262,463	283,939	450,235
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	1,112,391	905,784	1,287,519
Financial income	90,377	66,922	58,514
Financial expenses	(301,485)	(344,524)	(272,287)
PIS and Cofins credits			0
OPERATING PROFIT (LOSS)	901,283	628,182	1,073,746
Income tax and social contribution	97,961	(1,779)	56,354
NET INCOME(LOSS) FROM CONTINUING OPERATIONS	803,322	629,961	1,017,392
Net income from discontinued operations	0	0	0
NET INCOME	803,322	629,961	1,017,392
Electricity Energy DIS [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET OPERATING REVENUES	17,030,454	15,085,707	13,903,300
Revenue from sale of goods, related party transactions	16,992,784	15,048,581	13,866,122
Net operating revenue - between segments	37,670	37,126	37,178
OPERATING COSTS AND EXPENSES	(15,048,163)	(13,983,117)	(13,418,798)
Energy purchased for resale	(7,308,796)	(6,074,752)	(5,980,124)
Charges for use of the main transmission grid	(2,729,154)	(2,715,273)	(2,313,203)
Personnel and management	(636,853)	(1,174,906)	(599,121)
Pension and healthcare plans	(168,977)	(167,533)	(169,493)
Materials and supplies	(63,493)	(74,501)	(71,302)
Raw materials and supplies for generation	0	0	0
Natural gas and supplies for gas business	0	0	0
Third party services	(719,122)	(643,999)	(505,407)
Depreciation and amortization	(592,226)	(521,301)	(454,307)
Provision (reversal) for litigations	(168,067)	(101,960)	(162,414)
Impairment of assets	0	0	0
Other estimated losses, provisions and reversals	(75,402)	(99,123)	(119,481)
Construction cost	(2,427,298)	(2,234,539)	(2,048,022)
Hydrological risk renegotiation (GSF)			(810,563)
Other operating costs and expenses, net	(158,775)	(175,230)	(185,361)
Share of profit (loss) of associates and joint ventures accounted for using equity method	0	0	0
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	1,982,291	1,102,590	484,502
Financial income	516,031	479,944	593,726
Financial expenses	(1,041,951)	(955,046)	(752,097)
PIS and Cofins credits			1,011,370
OPERATING PROFIT (LOSS)	1,456,371	627,488	(685,239)
Income tax and social contribution	322,349	58,368	(455,465)
NET INCOME(LOSS) FROM CONTINUING OPERATIONS	1,134,022	569,120	(229,774)
Net income from discontinued operations	0	0	0
NET INCOME	1,134,022	569,120	(229,774)
Electricity Energy COM [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET OPERATING REVENUES	3,568,463	4,056,904	4,938,368
Revenue from sale of goods, related party transactions	3,470,172	3,978,846	4,608,702
Net operating revenue - between segments	98,291	78,058	329,666
OPERATING COSTS AND EXPENSES	(3,553,557)	(3,948,286)	(4,814,710)
Energy purchased for resale	(3,524,688)	(3,908,484)	(4,790,427)
Charges for use of the main transmission grid	0	0	0
Personnel and management	(14,462)	(21,133)	(12,712)
Pension and healthcare plans	(1,737)	(1,877)	(1,787)
Materials and supplies	(114)	(77)	(53)
Raw materials and supplies for generation	0	0	0
Natural gas and supplies for gas business	0	0	0
Third party services	(4,603)	(3,389)	(2,665)
Depreciation and amortization	(1,746)	(2,003)	(353)
Provision (reversal) for litigations	178	(233)	31
Impairment of assets	0	0	0
Other estimated losses, provisions and reversals	(958)	(3,694)	(1,755)
Construction cost	0	0	0
Hydrological risk renegotiation (GSF)			0
Other operating costs and expenses, net	(5,427)	(7,396)	(4,989)
Share of profit (loss) of associates and joint ventures accounted for using equity method	0	0	0
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	14,906	108,618	123,658
Financial income	40,813	38,577	32,667
Financial expenses	(325)	(717)	(291)
PIS and Cofins credits			0
OPERATING PROFIT (LOSS)	55,394	146,478	156,034
Income tax and social contribution	11,310	40,928	47,659
NET INCOME(LOSS) FROM CONTINUING OPERATIONS	44,084	105,550	108,375
Net income from discontinued operations	0	0	0
NET INCOME	44,084	105,550	108,375
GAS [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET OPERATING REVENUES	562,129	978,581	1,297,034
Revenue from sale of goods, related party transactions	13,618	17,014	1,293,872
Net operating revenue - between segments	548,511	961,567	3,162
OPERATING COSTS AND EXPENSES	(503,516)	(814,455)	(1,076,181)
Energy purchased for resale	0	0	0
Charges for use of the main transmission grid	0	0	0
Personnel and management	(33,621)	(43,201)	(42,166)
Pension and healthcare plans	(4,083)	(6,222)	(5,366)
Materials and supplies	(416)	(1,574)	(1,644)
Raw materials and supplies for generation	0	0	0
Natural gas and supplies for gas business	(397,554)	(678,885)	(939,516)
Third party services	(10,650)	(13,861)	(13,316)
Depreciation and amortization	(27,146)	(41,148)	(44,190)
Provision (reversal) for litigations	(32)	(263)	(24)
Impairment of assets	0	0	1,629
Other estimated losses, provisions and reversals	(7,509)	(285)	(1,064)
Construction cost	(13,618)	(17,010)	(12,024)
Hydrological risk renegotiation (GSF)			0
Other operating costs and expenses, net	(8,887)	(12,006)	(15,242)
Share of profit (loss) of associates and joint ventures accounted for using equity method	0	0	0
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	58,613	164,126	220,853
Financial income	29,114	36,559	56,730
Financial expenses	(39,721)	(48,316)	(28,290)
PIS and Cofins credits			0
OPERATING PROFIT (LOSS)	48,006	152,369	249,293
Income tax and social contribution	17,301	40,750	70,092
NET INCOME(LOSS) FROM CONTINUING OPERATIONS	30,705	111,619	179,201
Net income from discontinued operations	0	0	0
NET INCOME	30,705	111,619	179,201
Holding And Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET OPERATING REVENUES	0		8,014
Revenue from sale of goods, related party transactions	0	0	8,014
Net operating revenue - between segments	0	0	0
OPERATING COSTS AND EXPENSES	(192,548)		(570,344)
Energy purchased for resale	0	0	0
Charges for use of the main transmission grid	0	0	0
Personnel and management	(73,864)	(72,537)	(41,651)
Pension and healthcare plans	(10,152)	(8,853)	(9,614)
Materials and supplies	(1,946)	(1,609)	(924)
Raw materials and supplies for generation	0	0	0
Natural gas and supplies for gas business	0	0	0
Third party services	(48,483)	(68,186)	(41,702)
Depreciation and amortization	(3,245)	(4,700)	(4,612)
Provision (reversal) for litigations	(20,735)	(44,815)	(445,741)
Impairment of assets	0	0	0
Other estimated losses, provisions and reversals	0	0	0
Construction cost	0	0	0
Hydrological risk renegotiation (GSF)			0
Other operating costs and expenses, net	(34,123)	(17,572)	(26,100)
Share of profit (loss) of associates and joint ventures accounted for using equity method	4,308	7,219	7,972
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	(188,240)		(554,358)
Financial income	248,195	182,829	87,621
Financial expenses	(223,032)	(203,206)	(271,934)
PIS and Cofins credits			0
OPERATING PROFIT (LOSS)	(163,077)		(738,671)
Income tax and social contribution	(18,192)	(4,962)	(159,578)
NET INCOME(LOSS) FROM CONTINUING OPERATIONS	(144,885)		(579,093)
Net income from discontinued operations	458,342		0
NET INCOME	313,457		(579,093)
Reclassifications [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET OPERATING REVENUES	(561,141)	(977,148)	(1,392,380)
Revenue from sale of goods, related party transactions	(13,618)	(17,014)	(1,392,380)
Net operating revenue - between segments	(547,523)	(960,134)	0
OPERATING COSTS AND EXPENSES	502,579	778,481	1,424,916
Energy purchased for resale	0	3,282	0
Charges for use of the main transmission grid	17,586	33,873	32,530
Personnel and management	36,745	49,582	48,958
Pension and healthcare plans	4,447	6,955	5,984
Materials and supplies	434	1,614	1,906
Raw materials and supplies for generation	172	158	111,060
Natural gas and supplies for gas business	397,554	678,885	939,516
Third party services	14,134	22,517	46,192
Depreciation and amortization	0	46,799	67,885
Provision (reversal) for litigations	207	10,584	2,860
Impairment of assets	0	108,132	(109,761)
Other estimated losses, provisions and reversals	7,509	285	1,064
Construction cost	13,618	17,010	12,024
Hydrological risk renegotiation (GSF)			0
Other operating costs and expenses, net	10,173	15,069	45,176
Share of profit (loss) of associates and joint ventures accounted for using equity method	0	0	0
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	(58,562)	(198,667)	32,536
Financial income	(30,182)	(46,362)	(76,424)
Financial expenses	40,988	45,907	36,577
PIS and Cofins credits			0
OPERATING PROFIT (LOSS)	(47,756)	(199,122)	(7,311)
Income tax and social contribution	(26,531)	(7,621)	(81,977)
NET INCOME(LOSS) FROM CONTINUING OPERATIONS	(21,225)	(191,501)	74,666
Net income from discontinued operations	21,225	191,501	(74,666)
NET INCOME	0	0	R$ 0
SER [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
NET OPERATING REVENUES	6,333	0
Revenue from sale of goods, related party transactions	6,333
Net operating revenue - between segments	0
OPERATING COSTS AND EXPENSES	(7,129)	(218,272)
Energy purchased for resale	0
Charges for use of the main transmission grid	0
Personnel and management	(264)
Pension and healthcare plans	(45)
Materials and supplies	(16)
Raw materials and supplies for generation	0
Natural gas and supplies for gas business	0
Third party services	(3,951)
Depreciation and amortization	(2,788)
Provision (reversal) for litigations	0
Impairment of assets
Other estimated losses, provisions and reversals	(147)
Construction cost	0
Other operating costs and expenses, net	82
Share of profit (loss) of associates and joint ventures accounted for using equity method	0
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	(796)	(211,053)
Financial income	3,285
Financial expenses	(4,906)
OPERATING PROFIT (LOSS)	(2,417)	(231,430)
Income tax and social contribution	1,935
NET INCOME(LOSS) FROM CONTINUING OPERATIONS	(4,352)	(226,468)
Net income from discontinued operations	0	0
NET INCOME	R$ (4,352)	R$ (226,468)